SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
Schedule of segment information:

	For the year ended December 31, 2017
	Xiaomi	Self-branded
	Wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	1,614,512	434,384	2,048,896
Cost of revenues	1,232,792	321,402	1,554,194
Gross Profit	381,720	112,982	494,702

	For the year ended December 31, 2018
	Xiaomi	Self-branded
	Wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	2,439,534	1,205,801	3,645,335
Cost of revenues	1,883,509	822,376	2,705,885
Gross Profit	556,025	383,425	939,450

	For the year ended December 31, 2019
	Xiaomi	Self-branded
	Wearable	products
	Products	and others	Total
	RMB	RMB	RMB
Revenues	4,193,665	1,618,590	5,812,255
Cost of revenues	3,296,696	1,047,816	4,344,512
Gross Profit	896,969	570,774	1,467,743